Accrued compensation, Accrued Expenses And Other Current Liabilities - Accrued Liabilities And Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Line Items]
Deferred rent liabilities	$ 239	$ 231	$ 153
Accrual related to purchase of property and equipment		69	334
Payments received under joint development agreements	136	160
Accrued professional services	403
Income taxes payable	137	115	108
Other	437	282	418
Accrued expenses and other current liabilities	$ 1,352	788	$ 1,013
Previously Reported [Member]
Payables And Accruals [Line Items]
Other		$ 373